Note 15 - IncomeTax (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011	2010

Income tax expense using combined statutory rate of 26.5% (2011 - 28%, 2010 - 31%)	$16,227	$21,158	$23,909
Permanent differences	3,327	4,554	2,933
Tax effect of flow through entities	(3,663)	(3,462)	(2,768)
Goodwill or other investment impairment charge	676	874	-
Impact of changes in foreign exchange rates	1,546	(679)	(1,426)
Adjustments to tax liabilities for prior periods	721	940	1,499
Effects of changes in enacted tax rates	(14)	52	2,049
Changes in liability for unrecognized tax benefits	352	(342)	(5,881)
Stock-based compensation	128	(386)	(39)
Foreign state and provincial tax rate differential	(1,122)	(1,763)	(3,829)
Other taxes	93	1,992	1,024
Change in valuation allowances	2,033	(49,745)	11,757
Provision for (recovery of) income taxes as reported	$20,304	$(26,807)	$29,228

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2012	2011	2010

Canada	$22,480	$33,331	$22,446
United States	7,782	21,172	32,508
Australia	25,800	21,791	21,698
Foreign	5,175	(1,358)	476
Total	$61,237	$74,936	$77,128

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2012	2011	2010

Current
Canada	$5,849	$4,630	$4,758
United States	18,851	21,625	24,667
Australia	8,526	7,206	6,795
Foreign	4,729	3,708	448
	37,955	37,169	36,668

Deferred
Canada	364	(275)	(5,441)
United States	(15,993)	(63,049)	29
Australia	(743)	(729)	(1,418)
Foreign	(1,279)	77	(610)
	(17,651)	(63,976)	(7,440)
Total	$20,304	$(26,807)	$29,228

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011

Deferred income tax assets
Loss carry-forwards	$88,318	$76,422
Expenses not currently deductible	17,255	15,179
Stock-based compensation	3,317	4,084
Basis differences of partnerships and other entities	15,685	11,316
Allowance for doubtful accounts	3,324	4,752
Inventory and other reserves	1,611	853
	129,510	112,606
Less: Valuation allowance	(11,911)	(8,139)
	117,599	104,467

Deferred income tax liabilities
Depreciation and amortization	33,751	37,880
Unrealized foreign exchange gains	932	168
Prepaid and other expenses deducted for tax purposes	875	995
Financing fees	-	112
	35,558	39,155
Net deferred income tax asset	$82,041	$65,312

Summary of Income Tax Contingencies [Table Text Block]
Balance, December 31, 2010	$7,720
Increases based on tax positions related to the current period	1,903
Increases for tax positions of prior periods	(659)
Reduction for lapses in applicable statutes of limitations	(1,362)

Balance, December 31, 2011	7,602
Increases based on tax positions related to the current period	1,093
Reduction for lapses in applicable statutes of limitations	(781)

Balance, December 31, 2012	$7,914